CERTAIN BALANCE SHEET COMPONENTS (Details 2) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross	$ 880	$ 880
Finite-lived intangible assets, accumulated amortization	(371)	(284)
Finite-lived intangible assets, net	509	596
Developed Technology Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross	760	760
Finite-lived intangible assets, accumulated amortization	(269)	(206)
Finite-lived intangible assets, net	491	554
Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross	120	120
Finite-lived intangible assets, accumulated amortization	(102)	(78)
Finite-lived intangible assets, net	$ 18	$ 42